Contingency and Capital Commitments (Tables)	6 Months Ended
Sep. 30, 2019
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Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities
The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at September 30, 2019 and March 31, 2019.

	At September 30, 2019	At March 31, 2019
	(In millions)
Loan commitments	¥63,297,994	¥62,724,820
Financial guarantees and other credit-related contingent liabilities	9,078,545	9,409,066

Total	¥72,376,539	¥72,133,886